SUBSEQUENT EVENTS TO DECEMBER 31, 2022 (Details) $ in Millions, $ in Millions	Feb. 10, 2023 ARS ($) installment	Feb. 10, 2023 USD ($) installment	Dec. 31, 2022 USD ($)
Notes Global Program
SUBSEQUENT EVENTS TO DECEMBER 31, 2022
Maximum notes that can be issued | $			$ 3,000.0
Series 14
SUBSEQUENT EVENTS TO DECEMBER 31, 2022
Number of installments | installment	1	1
Series 14 | Notes Global Program
SUBSEQUENT EVENTS TO DECEMBER 31, 2022
Amount involved	$ 11,845	$ 62.4
Series 14 | Notes Global Program | Fixed interest rate
SUBSEQUENT EVENTS TO DECEMBER 31, 2022
Interest rate	1.00%	1.00%